Right-Of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Right-of-use Asset Activity

Right-of-use asset activity consisted of the following during the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020

Balance, beginning of period	$332,615	$136,750
Additions	-	257,909
Amortization	(112,876)	(62,044)
Balance, end of period	$219,739	$332,615

Schedule of Liabilities under Operating Leases Obligations

Liabilities under operating lease obligations activity consisted of the following during the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020

Balance, beginning of period	$322,951	$106,839
Additions	-	257,909
Lease payments	(100,855)	(41,797)
Balance, end of period	222,096	322,951
Less current portion	(110,499)	(100,856)
Non-current portion	$111,597	$222,095

Schedule of Maturities of Lease Liabilities

Maturities of the Company’s operating lease liabilities are as follows as of December 31, 2021:

Year Ending December 31:
2022	$110,499
2023	89,000
2024	24,000
2025	-
Total lease payments	223,499
Less: Imputed interest	(1,403)
Total operating lease liability	$222,096